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     2002 Semiannual Report
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     JANUS FUND 2
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     5

     Statement of Operations ........................................     6

     Statement of Changes in Net Assets .............................     7

     Financial Highlights ...........................................     8

     Notes to Schedule of Investments ...............................     9

     Notes to Financial Statements ..................................    10

     Explanation of Charts and Tables ...............................    14

     Shareholder Meeting ............................................    16

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS FUND 2                                   John Schreiber, portfolio manager

While many expected the economic outlook to brighten, few anticipated the fast and furious release of data over the past several months indicating that a recovery is, in fact, well underway. Active liquidity injection by the Federal Reserve proved to be a handy safeguard during a period of reduced earnings stability for many growth companies.

Although Janus Fund 2 shared the upward ride of the market's year-end rally, which helped smooth out a challenging six-month period, several key holdings faced significant setbacks. As a result, the Fund declined 3.95% and underperformed its benchmark, the S&P 500 Index, which returned 2.31%.(1)

[PHOTO]

A key topic over the past several months has been accounting issues and related concerns over the clarity of financial statements. This has never been a significant issue for Janus Fund 2 because I tend to gravitate toward companies that are fairly simple and straightforward. One recent exception was Tyco International, the growing conglomerate that fell victim to a number of concerns including accounting issues, business momentum and acquisitions. Although the company has overcome similar difficulties in the past, I am no longer comfortable with its vacillating strategic direction and, therefore, decided to eliminate the position entirely.

Sprint PCS Group and Motorola, two players within the struggling wireless telecommunications industry, were also liquidated from the Fund. Sprint PCS, a service provider, disappointed as it recorded mild fundamental underperformance and faced nagging liquidity concerns. Motorola, a perennially restructuring diversified technology provider, failed to deliver renewed business momentum outside of its handset division and turned out to be a stock that was cheap for good reason.

The Fund's AOL Time Warner holdings were significantly pared back as its management realigned under new chief executive officer Richard Parsons. In the short term, my confidence in the potential for expansion in the company's valuation has dimmed. The investment community continues to ignore the "old-media" asset value forest in favor of hyper-scrutinizing of the online division trees. However, I continue to believe the long-term outlook is bright and that the company has some of the best media assets and operating managers in the world, so it remains an important, yet smaller, holding for us.

Winners included Capital One Financial, a leading credit-card issuer that was hit hard in the aftermath of September 11 on consumer credit quality concerns and sagged again in January as the outlook darkened somewhat. But as positive signs regarding the fiscal health of consumers continued to emerge through March and April, Capital One's strong rally was capped by the delivery of outstanding financial results that quieted the skeptics.

We also enjoyed gains in Teradyne and ACME Communications. Semiconductor capital equipment provider Teradyne moved upward in tandem with improved order patterns from chipmakers. ACME, a TV station operator hitched to the WB network, surged following a U.S. Court of Appeals ruling that loosened federal restrictions on cross-ownership of media properties and could touch off a new wave of media consolidation.

A new position is a longtime favorite, Home Depot. During 2001, in his first full year as Home Depot's chief executive officer, former General Electric executive Robert Nardelli notably improved the home-improvement retailer's cash-flow generation. In 2002, I believe Home Depot is well positioned to capitalize on the strong housing market, the tailwind from last year's refinancing boom, and a favorable revenue impact from pass-through of higher lumber prices.

I am also excited about RealNetworks, a Web-based media company that has transformed itself into one of the top broadband content aggregation services in the market. This looks like one of the survivors in the Internet space, and it's been trading at a compelling sum-of-the-parts valuation.

At the end of the period, Janus Fund 2 carried a fairly aggressive tilt, with about 25% invested in select names in technology and telecommunications and 19% in media companies. Yet we believe it remains well-diversified and positioned to benefit from what appears to be a readily improving economy.

I believe the bear market has played itself out, and the shift in the economic tide offers growth investors new opportunities. In recent weeks, it has been comforting to see an increasing portion of our portfolio deliver upside to earnings estimates. Eventually, I believe revenue growth reacceleration will follow the improved balance sheet and cash flow performance that most of the portfolio has already exhibited.

Through turbulent times, the Fund's strategy remains the same: invest in quality companies trading at reasonable valuations, then let strong business models and management teams work to our benefit.

Thank you for your investment in Janus Fund 2.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                                 Janus Fund 2  April 30, 2002  1
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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              96.6%                93.4%
  Foreign                                              5.9%                 8.7%
    European                                           4.5%                 5.7%
Top 10 Equities                                       47.0%                56.9%
Number of Stocks                                         58                   40
Cash and Cash Equivalents                              3.4%                 6.6%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Broadcast Services and Programming                    11.1%                12.5%
Internet Applications Software                         5.4%                   --
Semiconductor Equipment                                5.4%                   --
Medical Labs and Testing Services                      5.1%                 4.9%
Finance - Credit Card                                  5.0%                 3.9%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Liberty Media Corp. - Class A                         11.1%                12.5%
RealNetworks, Inc.                                     5.4%                   --
Laboratory Corporation of
  America Holdings                                     5.1%                 4.9%
Home Depot, Inc.                                       5.0%                   --
Capital One Financial Corp.                            4.4%                 3.1%
Medtronic, Inc.                                        4.3%                 1.1%
Forest Laboratories, Inc.                              3.4%                 0.5%
Coca-Cola Co.                                          2.9%                 4.8%
Viacom, Inc. - Class B                                 2.8%                 2.0%
ARM Holdings PLC                                       2.6%                 2.0%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Since 12/29/00*
(32.02)%          (27.09)%

Janus Fund 2
$6,560

S&P 500 Index
$8,301

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Fund 2 and the S&P 500 Index. Janus Fund 2 is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 29, 2000, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Fund 2 ($6,560) as compared to the S&P 500 Index ($8,301).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 96.6%
Advertising Agencies - 2.1%
      80,000    Omnicom Group, Inc. .........................     $    6,979,200

Aerospace and Defense - 0.6%
      20,000    General Dynamics Corp. ......................          1,941,800

Apparel Manufacturers - 2.1%
     125,000    Coach, Inc.* ................................          7,000,000

Applications Software - 1.2%
     100,000    Intuit, Inc.* ...............................     $    3,918,000

Beverages - Non-Alcoholic - 2.9%
     175,000    Coca-Cola Co. ...............................          9,714,250

Broadcast Services and Programming - 11.1%
   3,500,000    Liberty Media Corp. - Class A* ..............         37,450,000

Casino Hotels - 1.1%
      90,000    MGM Mirage, Inc.* ...........................          3,613,500

See Notes to Schedule of Investments.

2  Janus Fund 2  April 30, 2002
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JANUS FUND 2

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Casino Services - 0.7%
      40,000    International Game Technology* ..............     $    2,518,000

Commercial Banks - 1.9%
     550,000    Bank of Ireland .............................          6,412,922

Commercial Services - Finance - 0.5%
      50,000    Concord EFS, Inc.* ..........................          1,629,500

Computers - 0.6%
      75,000    Dell Computer Corp.* ........................          1,975,500

Computers - Memory Devices - 1.0%
     200,000    SanDisk Corp.* ..............................          3,272,000

Cosmetics and Toiletries - 1.6%
     100,000    Colgate-Palmolive Co. .......................          5,301,000

E-Commerce/Products - 0.5%
     100,000    Amazon.com, Inc.* ...........................          1,669,000

Electronic Components - Miscellaneous - 1.4%
     120,000    Celestica, Inc. - New York Shares* ..........          3,324,000
     100,000    Flextronics International, Ltd.* ............          1,385,000

                                                                       4,709,000

Electronic Components - Semiconductors - 4.6%
   2,750,000    ARM Holdings PLC* ...........................          8,856,747
     200,000    Micron Technology, Inc.* ....................          4,740,000
      50,000    Xilinx, Inc.* ...............................          1,888,000

                                                                      15,484,747

Fiduciary Banks - 0.4%
      40,000    Bank of New York Company, Inc. ..............          1,463,600

Finance - Credit Card - 5.0%
      50,000    American Express Co. ........................          2,050,500
     250,000    Capital One Financial Corp. .................         14,972,500

                                                                      17,023,000

Finance - Investment Bankers/Brokers - 3.8%
      25,000    Goldman Sachs Group, Inc. ...................          1,968,750
     100,000    Lehman Brothers Holdings, Inc. ..............          5,900,000
     120,000    Merrill Lynch & Company, Inc. ...............          5,032,800

                                                                      12,901,550

Finance - Mortgage Loan Banker - 1.4%
      60,000    Fannie Mae ..................................          4,735,800

Internet Applications Software - 5.4%
   2,600,000    RealNetworks, Inc.* .........................         18,278,000

Internet Security - 0.6%
     100,000    CheckFree Corp.* ............................          2,036,000

Medical - Biomedical and Genetic - 4.2%
      50,000    Amgen, Inc.* ................................          2,644,000
     225,000    Enzon, Inc.* ................................          8,379,000
      90,000    Genentech, Inc.* ............................          3,195,000

                                                                      14,218,000

Medical - Drugs - 3.4%
     150,000    Forest Laboratories, Inc. ...................         11,571,000

Medical Instruments - 4.3%
     325,000    Medtronic, Inc. .............................         14,524,250

Medical Labs and Testing Services - 5.1%
     175,000    Laboratory Corporation of America Holdings* .     $   17,360,000

Multimedia - 3.2%
      75,000    AOL Time Warner, Inc.* ......................          1,426,500
     200,000    Viacom, Inc. - Class B ......................          9,420,000

                                                                      10,846,500

Networking Products - 1.7%
     400,000    Cisco Systems, Inc.* ........................          5,860,000

Oil - Field Services - 1.0%
      55,000    Baker Hughes, Inc. ..........................          2,072,400
      75,000    Hanover Compressor Co.* .....................          1,413,750

                                                                       3,486,150

Oil and Gas Drilling - 0.6%
      45,000    Nabors Industries, Inc.* ....................          2,049,750

Oil Companies - Exploration and Production - 0.6%
      40,000    Anadarko Petroleum Corp. ....................          2,152,800

Oil Field Machinery and Equipment - 0.6%
      30,000    Smith International, Inc.* ..................          2,101,500

Reinsurance - 1.1%
          50    Berkshire Hathaway, Inc. - Class A* .........          3,672,500

Retail - Apparel and Shoe - 0.5%
      60,000    Abercrombie & Fitch Co. - Class A* ..........          1,800,000

Retail - Building Products - 5.0%
     365,000    Home Depot, Inc. ............................         16,925,050

Retail - Computer Equipment - 1.9%
     250,000    Insight Enterprises, Inc.* ..................          6,525,000

Retail - Discount - 1.9%
      50,000    Fred's, Inc. ................................          1,946,240
     100,000    TJX Companies, Inc. .........................          4,358,000

                                                                       6,304,240

Retail - Home Furnishings - 1.3%
     185,000    Pier 1 Imports, Inc. ........................          4,430,750

Retail - Office Supplies - 0.5%
      85,000    Staples, Inc. ...............................          1,697,450

Semiconductor Components/Integrated Circuits - 0.8%
     100,000    Integrated Device Technology, Inc.* .........          2,804,000

Semiconductor Equipment - 5.4%
      30,000    KLA-Tencor Corp.* ...........................          1,769,100
      85,000    Lam Research Corp.* .........................          2,181,100
     125,000    Novellus Systems, Inc.* .....................          5,925,000
     250,000    Teradyne, Inc.* .............................          8,237,500

                                                                      18,112,700

Telephone - Integrated - 0.6%
     500,000    Level 3 Communications, Inc.* ...............          2,040,000

Television - 2.4%
     600,485    ACME Communications, Inc.* ..................          6,455,214
      40,000    Univision Communications, Inc. - Class A* ...          1,598,400

                                                                       8,053,614
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Total Common Stock (cost $320,695,801) ......................        326,561,623
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See Notes to Schedule of Investments.

                                                 Janus Fund 2  April 30, 2002  3
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JANUS FUND 2

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Repurchase Agreement - 0.9%
$  3,200,000    ABN AMRO Bank N.V., 1.91%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $3,200,170
                  collateralized by $3,092,252
                  in U.S. Government Agencies, 0%-7.25%
                  7/10/02-2/15/32, with a value of
                  $3,264,000 (cost $3,200,000) ..............     $    3,200,000
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Total Investments (total cost $323,895,801) - 97.5% .........        329,761,623
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Cash, Receivables and Other Assets, net of Liabilities - 2.5%          8,428,984
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Net Assets - 100% ...........................................     $  338,190,607
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
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Canada                                               1.0%         $    3,324,000
Ireland                                              1.9%              6,412,922
Singapore                                            0.4%              1,385,000
United Kingdom                                       2.7%              8,856,747
United States++                                     94.0%            309,782,954
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Total                                              100.0%         $  329,761,623

++Includes Short-Term Securities (93.0% excluding Short-Term Securities)

See Notes to Schedule of Investments.

4  Janus Fund 2  April 30, 2002

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

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Assets:
Investments at cost                                                 $    323,896

Investments at value                                                $    329,762
  Cash                                                                     1,516
  Receivables:
    Investments sold                                                      10,590
    Fund shares sold                                                         494
    Dividends                                                                 54
  Other assets                                                                 1
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Total Assets                                                             342,417
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Liabilities:
  Payables:
    Investments purchased                                                  2,847
    Fund shares repurchased                                                  919
    Advisory fees                                                            191
    Transfer agent fees and expenses                                          57
  Accrued expenses                                                           212
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Total Liabilities                                                          4,226
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Net Assets                                                          $    338,191
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                           51,471

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Net Asset Value Per Share                                           $       6.57
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See Notes to Financial Statements.

                                                 Janus Fund 2  April 30, 2002  5

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $        211
  Dividends                                                                  667
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Total Investment Income                                                      878
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Expenses:
  Advisory fees                                                            1,235
  Transfer agent fees and expenses                                           583
  Registration fees                                                           24
  Postage and mailing expenses                                                60
  Custodian fees                                                              30
  Printing expenses                                                           83
  Audit fees                                                                  11
  Trustees' fees and expenses                                                  2
  Other expenses                                                               9
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Total Expenses                                                             2,037
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Expense and Fee Offsets                                                     (83)
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Net Expenses                                                               1,954
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Net Investment Income/(Loss)                                             (1,076)
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Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                 (39,846)
  Net realized gain/(loss) from foreign
    currency transactions                                                    175
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                      26,922
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Net Realized and Unrealized Gain/(Loss) on Investments                  (12,749)
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Net Increase/(Decrease) in Net Assets Resulting from Operations     $   (13,825)
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See Notes to Financial Statements.

6  Janus Fund 2  April 30, 2002

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the period ended October 31, 2001
(all numbers in thousands)                                                 2002          2001(1)

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (1,076)     $      (545)
  Net realized gain/(loss) from investment and
    foreign currency transactions                                      (39,671)        (172,328)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                     26,922         (21,056)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations        (13,825)        (193,929)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --               --
  Net realized gain from investment transactions*                            --               --
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --               --
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                            88,053          797,289
  Reinvested dividends and distributions                                     --               --
  Shares repurchased                                                  (106,470)        (232,927)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                (18,417)          564,362
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                  (32,242)          370,433
Net Assets:
  Beginning of period                                                   370,433               --
------------------------------------------------------------------------------------------------
  End of period                                                    $    338,191     $    370,433
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $    545,404     $    563,821
  Accumulated net investment income/(loss)*                             (1,076)               --
  Accumulated net realized gain/(loss) from investments*              (212,003)        (172,332)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                         5,866         (21,056)
------------------------------------------------------------------------------------------------
                                                                   $    338,191     $    370,433
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Transactions in Fund Shares:
  Shares sold                                                            12,194           81,489
  Reinvested distributions                                                   --               --
------------------------------------------------------------------------------------------------
Total                                                                    12,194           81,489
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (14,980)         (27,232)
Net Increase/(Decrease) in Fund Shares                                  (2,786)           54,257
Shares Outstanding, Beginning of Period                                  54,257               --
Shares Outstanding, End of Period                                        51,471           54,257

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $    397,759     $  1,580,894
  Proceeds from sales of securities                                     404,202        1,041,577
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

(1) Fiscal period from December 29, 2000 (inception) to October 31, 2001. *See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                                 Janus Fund 2  April 30, 2002  7

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through the period ended October 31                     2002         2001(2)

--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     6.83      $    10.00
--------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             (.02)              --
  Net gains/(losses) on securities
    (both realized and unrealized)                         (.24)          (3.17)
--------------------------------------------------------------------------------
Total from Investment Operations                           (.26)          (3.17)
--------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     --              --
  Distributions (from capital gains)*                         --              --
--------------------------------------------------------------------------------
Total Distributions                                           --              --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     6.57      $     6.83
--------------------------------------------------------------------------------
Total Return**                                           (3.95)%        (31.70)%
--------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)              $  338,191      $  370,433
Average Net Assets for the Period
  (in thousands)                                      $  383,211      $  464,753
Ratio of Gross Expenses to
  Average Net Assets***(1)                                 1.07%           1.06%
Ratio of Net Expenses to
  Average Net Assets***(1)                                 1.03%           1.00%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                        (0.57)%         (0.14)%
Portfolio Turnover Rate***                                  227%            276%

(1)  See "Explanation of Charts and Tables."
(2) Fiscal period from December 29, 2000 (inception) to October 31, 2001. *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Fund 2  April 30, 2002

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NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income-producing security

Repurchase Agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                                 Janus Fund 2  April 30, 2002  9

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Fund 2 (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

10  Janus Fund 2  April 30, 2002

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Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                                Janus Fund 2  April 30, 2002  11

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
           $8,400                      $6,302                     $96,992
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Fund 2  April 30, 2002

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3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated      Federal Tax      Unrealized       Unrealized          Net
 Capital Losses       Cost         Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
 $(163,499,644)    $328,715,395     $28,069,103     $(27,022,875)    $1,046,228
--------------------------------------------------------------------------------

                                                Janus Fund 2  April 30, 2002  13

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EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Fund 2  April 30, 2002

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--------------------------------------------------------------------------------

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                                Janus Fund 2  April 30, 2002  15

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Fund 2                           54,251,649       25,335,207          1,097,208         1,029,647
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Fund 2                           46.70%      2.02%      1.90%       92.25%      4.00%      3.75%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund 2                           54,251,649        21,923,601          1,365,686         1,038,403      3,134,372
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund 2                               40.41%      2.52%      1.91%     5.78%       79.83%       4.97%      3.78%     11.42%
---------------------------------------------------------------------------------------------------------------------------------


16 and 17  Janus Fund 2  April 30, 2002

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund 2                           54,251,649        21,521,135         1,763,482         1,043,074      3,134,371
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund 2                               39.67%      3.25%      1.92%     5.78%       78.37%       6.42%      3.80%     11.41%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund 2                           54,251,649        21,406,641         1,828,059         1,092,990      3,134,372
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund 2                               39.46%      3.37%      2.01%     5.78%       77.95%       6.66%      3.98%     11.41%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund 2                           54,251,649        21,471,147         1,753,810         1,102,733      3,134,372
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund 2                               39.58%      3.23%      2.03%     5.78%       78.18%       6.39%      4.02%     11.41%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Fund 2  April 30, 2002

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--------------------------------------------------------------------------------

NOTES

20  Janus Fund 2  April 30, 2002

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NOTES

                                                Janus Fund 2  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      J263-06/02

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